UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DG Capital Management
Address: 260 Franklin Street, Suite 1600
         Boston, MA  02110

13F File Number:  28-06035

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kimberly Voss
Title:     Chief Administrative Officer
Phone:     617-896-1500

Signature, Place, and Date of Signing:

      /s/  Kimberly Voss     Boston, MA     October 19, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $1,703,339 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB LTD                         SPONSORED ADR   000375204    39515  1506500 SH       SOLE                  1506500        0        0
AETNA INC NEW                   COM             00817Y108    47150   868800 SH       SOLE                   868800        0        0
ALCOA INC                       COM             013817101    60927  1557430 SH       SOLE                  1557430        0        0
ALLEGHENY ENERGY INC            COM             017361106    41741   798727 SH       SOLE                   798727        0        0
AMERICA MOVIL SAB DE CV         SPON ADR L SHS  02364W105    29126   455100 SH       SOLE                   455100        0        0
AMERICAN ECOLOGY CORP           COM NEW         025533407    18146   856354 SH       SOLE                   856354        0        0
ARCELOR MITTAL                  NY REGISTRY SH  03937E101    13878   177100 SH       SOLE                   177100        0        0
ARCHER DANIELS MIDLAND CO       COM             039483102    56577  1710300 SH       SOLE                  1710300        0        0
BAYER A G                       SPONSORED ADR   072730302    63193   796383 SH       SOLE                   796383        0        0
BHP BILLITON LTD                SPONSORED ADR   088606108     1729    22000 SH       SOLE                    22000        0        0
BROADCOM CORP                   CL A            111320107    16402   450100 SH       SOLE                   450100        0        0
BUNGE LIMITED                   COM             G16962105    73045   679800 SH       SOLE                   679800        0        0
CANADIAN NAT RES LTD            COM             136385101    81545  1076500 SH       SOLE                  1076500        0        0
COMPANHIA VALE DO RIO DOCE      SPONSORED ADR   204412209    96487  2843700 SH       SOLE                  2843700        0        0
CONOCOPHILLIPS                  COM             20825C104    79906   910400 SH       SOLE                   910400        0        0
CUMMINS INC                     COM             231021106    38022   297300 SH       SOLE                   297300        0        0
CVS CAREMARK CORPORATION        COM             126650100    40296  1016800 SH       SOLE                  1016800        0        0
FREEPORT-MCMORAN COPPER & GO    COM             35671D857   101041   963300 SH       SOLE                   963300        0        0
GENERAL DYNAMICS CORP           COM             369550108    22655   268200 SH       SOLE                   268200        0        0
HAYNES INTERNATIONAL INC        COM NEW         420877201    10031   117498 SH       SOLE                   117498        0        0
INTERNATIONAL BUSINESS MACHS    COM             459200101    36989   314000 SH       SOLE                   314000        0        0
ITT CORP NEW                    COM             450911102    24808   365200 SH       SOLE                   365200        0        0
KBR INC                         COM             48242W106    65688  1694300 SH       SOLE                  1694300        0        0
LABRANCHE & CO INC              COM             505447102      440    93919 SH       SOLE                    93919        0        0
MCDERMOTT INTL INC              COM             580037109    53961   997800 SH       SOLE                   997800        0        0
MOSAIC CO                       COM             61945A107     5009    93600 SH       SOLE                    93600        0        0
NII HLDGS INC                   CL B NEW        62913F201     9585   116672 SH       SOLE                   116672        0        0
NUCOR CORP                      COM             670346105    20018   336600 SH       SOLE                   336600        0        0
NYSE EURONEXT                   COM             629491101    38057   480700 SH       SOLE                   480700        0        0
PETROLEO BRASILEIRO SA PETRO    SPONSORED ADR   71654V408     7746   102600 SH       SOLE                   102600        0        0
POTASH CORP SASK INC            COM             73755L107    67828   641700 SH       SOLE                   641700        0        0
PROSHARES TR                    ULTRASHORT QQQ  74347R875     1531    39500 SH       SOLE                    39500        0        0
PROSHARES TR                    ULTRASHT SP500  74347R883     1596    31500 SH       SOLE                    31500        0        0
PROSHARES TR                    ULTRASHRT FINL  74347R628     7640    96800 SH       SOLE                    96800        0        0
RAYTHEON CO                     COM NEW         755111507    48624   761900 SH       SOLE                   761900        0        0
RIO TINTO PLC                   SPONSORED ADR   767204100    35645   103800 SH       SOLE                   103800        0        0
ROWAN COS INC                   COM             779382100    53897  1473400 SH       SOLE                  1473400        0        0
SADIA S A                       SP ADR PFD 30   786326108     8806   158100 SH       SOLE                   158100        0        0
SCHLUMBERGER LTD                COM             806857108     1995    19000 SH       SOLE                    19000        0        0
SIEMENS A G                     SPONSORED ADR   826197501    67180   489473 SH       SOLE                   489473        0        0
STAR MARITIME ACQUISITION CO    COM             85516E107    23400  1670200 SH       SOLE                  1670200        0        0
TRANSOCEAN INC                  ORD             G90078109    75800   670500 SH       SOLE                   670500        0        0
WILLIAMS COS INC DEL            COM             969457100    60736  1783200 SH       SOLE                  1783200        0        0
XTO ENERGY INC                  COM             98385X106    54948   888553 SH       SOLE                   888553        0        0